Label	Element	Value
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingNumber	2,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingWeightedAverageExercisePrice	$ 21.38